Related party disclosures (Tables)	12 Months Ended
Sep. 30, 2020
Related party disclosures
Schedule of remuneration of KMP

	Short-term	Post employment	Other long-term	Termination	Share-based
$	benefits	benefits	benefits	benefits	payments	Total
Consolidated
2020	22,759,397	967,898	657,375	1,176,487	3,748,106	29,309,263
2019	23,805,197	712,883	36,572	558,984	20,691,480	45,805,116
Parent Entity
2020	21,766,691	873,350	657,375	1,176,487	3,035,423	27,509,326
2019	22,515,477	625,173	36,572	558,984	19,783,900	43,520,106

Schedule of loans provided and interest charged to KMP and their related parties

	Interest payable	Closing loan	Number of KMP
$	for the year	balance	with loans
2020	549,257	15,779,157	8
2019	672,167	31,718,007	14

Schedule of options and share rights held by key management personnel, including their related parties

		Number of
	Latest Date of Exercise	Share Rights
Managing Director & Chief Executive Officer
Peter King	Ranges from 1 October 2031 to 1 October 2034	346,795
Group Executives
Rebecca Lim[1]	Ranges from 1 October 2031 to 1 October 2034	220,403
Guilherme Lima	1 October 2034	57,819
Carolyn McCann	Ranges from 1 October 2032 to 2 April 2035	102,207
David McLean	Ranges from 1 October 2022 to 1 October 2034	382,588
Christine Parker	Ranges from 1 October 2031 to 1 October 2034	252,231
Michael Rowland	n/a	—
David Stephen	Ranges from 1 October 2032 to 1 October 2034	364,381
Gary Thursby	Ranges from 1 October 2031 to 1 October 2034	250,336
Les Vance	2 April 2035	22,227
Jason Yetton	2 April 2035	54,213
Acting Group Executives
Richard Burton	n/a	—
Alastair Welsh	n/a	—
Curt Zuber	n/a	—
Former Group Executive
Brian Hartzer	n/a	—
Craig Bright	n/a	—
Lyn Cobley	Ranges from 1 October 2031 to 1 October 2034	319,631
David Lindberg	n/a	—
1.

Rebecca Lim was the Group Executive, Legal & Secretariat until 16 December 2019 when she was appointed Enterprise Legal Counsel focusing on AUSTRAC matters. Rebecca Lim resumed her Group General Counsel role when she was appointed the Group General Counsel & Enterprise Executive on 18 May 2020.